INCOME TAX (EXPENSE)/ BENEFIT (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax (expense)/benefit are as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Current tax expense	(521)	(520)	(1,445)
Deferred tax (expense)/benefit (1)	(1,349)	958	5
Total income tax (expense)/ benefit	(1,870)	438	(1,440)

Schedule of effective income tax rate reconciliation
The income taxes for the years ended December 31, 2023, 2022 and 2021 differed from the amounts computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Effect of movement in deferred tax and prior period adjustment	(1,349)	958	5
Effect of prior periods adjustment in current tax	189	346	(232)
Effect of taxable income in various countries	(710)	(866)	(1,213)
Total income tax (expense)/ benefit	(1,870)	438	(1,440)